Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2019
Other Finance Expenses
Summary of components of interest cost

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Interest expense	$12,529	$11,830	$25,530	$21,848
Amortization of debt issuance cost and fair value of debt assumed	657	696	1,314	1,271
Total interest cost	$13,186	$12,526	$26,844	$23,119

Summary of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Bank fees, charges	$224	$151	$281	$241
Guarantee costs	—	140	—	282
Commitment fees	62	(3)	123	103
Total other finance expense	$286	$288	$404	$626